UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global High Income Fund

Class A: SGHAX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.06%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.93% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$17,610
$15,951
$11,155
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$9,550	$10,000	$10,000
'15	$9,458	$9,834	$9,819
'15	$9,268	$9,887	$9,578
'16	$9,172	$9,972	$9,436
'16	$9,223	$10,194	$9,473
'16	$9,485	$10,470	$9,899
'16	$9,796	$10,609	$10,271
'16	$9,825	$10,467	$10,336
'16	$9,854	$10,773	$10,432
'16	$10,109	$10,854	$10,696
'16	$10,318	$10,801	$10,932
'16	$10,343	$10,860	$10,984
'16	$10,354	$10,559	$11,030
'16	$10,303	$10,140	$10,984
'16	$10,467	$10,093	$11,202
'17	$10,603	$10,207	$11,348
'17	$10,756	$10,255	$11,516
'17	$10,718	$10,271	$11,499
'17	$10,852	$10,387	$11,628
'17	$10,942	$10,547	$11,734
'17	$10,954	$10,538	$11,745
'17	$11,093	$10,715	$11,878
'17	$11,121	$10,821	$11,882
'17	$11,195	$10,724	$11,985
'17	$11,237	$10,683	$12,049
'17	$11,217	$10,802	$12,011
'17	$11,229	$10,839	$12,044
'18	$11,291	$10,968	$12,121
'18	$11,172	$10,871	$12,018
'18	$11,101	$10,987	$11,958
'18	$11,178	$10,811	$12,043
'18	$11,158	$10,729	$12,028
'18	$11,172	$10,681	$12,055
'18	$11,301	$10,663	$12,202
'18	$11,415	$10,675	$12,280
'18	$11,461	$10,583	$12,346
'18	$11,272	$10,464	$12,163
'18	$11,183	$10,497	$12,028
'18	$10,948	$10,709	$11,806
'19	$11,481	$10,872	$12,293
'19	$11,666	$10,810	$12,512
'19	$11,800	$10,945	$12,641
'19	$11,934	$10,913	$12,822
'19	$11,787	$11,060	$12,661
'19	$12,117	$11,306	$12,970
'19	$12,199	$11,274	$13,033
'19	$12,300	$11,504	$13,090
'19	$12,365	$11,386	$13,125
'19	$12,392	$11,462	$13,142
'19	$12,439	$11,375	$13,197
'19	$12,631	$11,442	$13,461
'20	$12,587	$11,588	$13,459
'20	$12,379	$11,666	$13,242
'20	$11,125	$11,404	$11,651
'20	$11,596	$11,628	$12,170
'20	$12,049	$11,679	$12,679
'20	$12,059	$11,783	$12,819
'20	$12,665	$12,159	$13,349
'20	$12,749	$12,140	$13,495
'20	$12,609	$12,097	$13,370
'20	$12,694	$12,108	$13,424
'20	$13,119	$12,328	$13,975
'20	$13,281	$12,494	$14,209
'21	$13,272	$12,384	$14,273
'21	$13,303	$12,171	$14,332
'21	$13,330	$11,937	$14,371
'21	$13,455	$12,087	$14,517
'21	$13,484	$12,201	$14,555
'21	$13,649	$12,093	$14,730
'21	$13,659	$12,254	$14,784
'21	$13,726	$12,203	$14,861
'21	$13,714	$11,986	$14,861
'21	$13,663	$11,957	$14,820
'21	$13,534	$11,922	$14,687
'21	$13,779	$11,906	$14,933
'22	$13,467	$11,662	$14,573
'22	$13,357	$11,523	$14,381
'22	$13,265	$11,172	$14,288
'22	$12,810	$10,560	$13,805
'22	$12,778	$10,589	$13,787
'22	$11,871	$10,249	$12,851
'22	$12,532	$10,467	$13,614
'22	$12,254	$10,054	$13,323
'22	$11,790	$9,538	$12,789
'22	$12,152	$9,472	$13,127
'22	$12,454	$9,918	$13,439
'22	$12,348	$9,971	$13,336
'23	$12,811	$10,299	$13,837
'23	$12,633	$9,956	$13,708
'23	$12,826	$10,271	$13,837
'23	$12,890	$10,316	$13,951
'23	$12,756	$10,115	$13,883
'23	$12,951	$10,114	$14,071
'23	$13,143	$10,184	$14,260
'23	$13,160	$10,045	$14,304
'23	$13,022	$9,751	$14,190
'23	$12,838	$9,635	$14,049
'23	$13,400	$10,121	$14,638
'23	$13,873	$10,541	$15,150
'24	$13,871	$10,396	$15,183
'24	$13,915	$10,265	$15,239
'24	$14,028	$10,322	$15,391
'24	$13,936	$10,061	$15,269
'24	$14,098	$10,193	$15,435
'24	$14,214	$10,208	$15,574
'24	$14,449	$10,490	$15,858
'24	$14,634	$10,738	$16,100
'24	$14,824	$10,920	$16,351
'24	$14,779	$10,554	$16,310
'24	$14,920	$10,590	$16,471
'24	$14,872	$10,363	$16,441
'25	$15,062	$10,422	$16,648
'25	$15,159	$10,571	$16,773
'25	$14,963	$10,636	$16,594
'25	$14,963	$10,949	$16,606
'25	$15,210	$10,910	$16,881
'25	$15,484	$11,117	$17,148
'25	$15,562	$10,951	$17,260
'25	$15,766	$11,110	$17,436
'25	$15,897	$11,183	$17,571
'25	$15,951	$11,155	$17,610

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.93%	4.67%	5.26%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	3.07%	3.71%	4.78%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-A

R-103421-2 (12/25)

DWS Global High Income Fund

Class C: SGHCX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.80%

Gross expense ratio as of the latest prospectus: 1.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.98% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$17,610
$15,554
$11,155
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$10,000	$10,000	$10,000
'15	$9,898	$9,834	$9,819
'15	$9,710	$9,887	$9,578
'16	$9,603	$9,972	$9,436
'16	$9,651	$10,194	$9,473
'16	$9,902	$10,470	$9,899
'16	$10,220	$10,609	$10,271
'16	$10,259	$10,467	$10,336
'16	$10,267	$10,773	$10,432
'16	$10,525	$10,854	$10,696
'16	$10,751	$10,801	$10,932
'16	$10,771	$10,860	$10,984
'16	$10,776	$10,559	$11,030
'16	$10,716	$10,140	$10,984
'16	$10,864	$10,093	$11,202
'17	$11,013	$10,207	$11,348
'17	$11,165	$10,255	$11,516
'17	$11,120	$10,271	$11,499
'17	$11,237	$10,387	$11,628
'17	$11,340	$10,547	$11,734
'17	$11,329	$10,538	$11,745
'17	$11,481	$10,715	$11,878
'17	$11,503	$10,821	$11,882
'17	$11,572	$10,724	$11,985
'17	$11,609	$10,683	$12,049
'17	$11,581	$10,802	$12,011
'17	$11,587	$10,839	$12,044
'18	$11,643	$10,968	$12,121
'18	$11,514	$10,871	$12,018
'18	$11,417	$10,987	$11,958
'18	$11,490	$10,811	$12,043
'18	$11,479	$10,729	$12,028
'18	$11,486	$10,681	$12,055
'18	$11,612	$10,663	$12,202
'18	$11,703	$10,675	$12,280
'18	$11,761	$10,583	$12,346
'18	$11,560	$10,464	$12,163
'18	$11,446	$10,497	$12,028
'18	$11,199	$10,709	$11,806
'19	$11,752	$10,872	$12,293
'19	$11,935	$10,810	$12,512
'19	$12,045	$10,945	$12,641
'19	$12,174	$10,913	$12,822
'19	$12,036	$11,060	$12,661
'19	$12,364	$11,306	$12,970
'19	$12,439	$11,274	$13,033
'19	$12,534	$11,504	$13,090
'19	$12,574	$11,386	$13,125
'19	$12,613	$11,462	$13,142
'19	$12,652	$11,375	$13,197
'19	$12,840	$11,442	$13,461
'20	$12,787	$11,588	$13,459
'20	$12,568	$11,666	$13,242
'20	$11,294	$11,404	$11,651
'20	$11,744	$11,628	$12,170
'20	$12,213	$11,679	$12,679
'20	$12,197	$11,783	$12,819
'20	$12,819	$12,159	$13,349
'20	$12,878	$12,140	$13,495
'20	$12,729	$12,097	$13,370
'20	$12,826	$12,108	$13,424
'20	$13,246	$12,328	$13,975
'20	$13,400	$12,494	$14,209
'21	$13,383	$12,384	$14,273
'21	$13,406	$12,171	$14,332
'21	$13,425	$11,937	$14,371
'21	$13,543	$12,087	$14,517
'21	$13,563	$12,201	$14,555
'21	$13,701	$12,093	$14,730
'21	$13,721	$12,254	$14,784
'21	$13,780	$12,203	$14,861
'21	$13,740	$11,986	$14,861
'21	$13,700	$11,957	$14,820
'21	$13,543	$11,922	$14,687
'21	$13,799	$11,906	$14,933
'22	$13,460	$11,662	$14,573
'22	$13,342	$11,523	$14,381
'22	$13,243	$11,172	$14,288
'22	$12,782	$10,560	$13,805
'22	$12,764	$10,589	$13,787
'22	$11,835	$10,249	$12,851
'22	$12,505	$10,467	$13,614
'22	$12,201	$10,054	$13,323
'22	$11,753	$9,538	$12,789
'22	$12,085	$9,472	$13,127
'22	$12,399	$9,918	$13,439
'22	$12,265	$9,971	$13,336
'23	$12,737	$10,299	$13,837
'23	$12,555	$9,956	$13,708
'23	$12,736	$10,271	$13,837
'23	$12,811	$10,316	$13,951
'23	$12,668	$10,115	$13,883
'23	$12,853	$10,114	$14,071
'23	$13,016	$10,184	$14,260
'23	$13,050	$10,045	$14,304
'23	$12,911	$9,751	$14,190
'23	$12,704	$9,635	$14,049
'23	$13,249	$10,121	$14,638
'23	$13,707	$10,541	$15,150
'24	$13,697	$10,396	$15,183
'24	$13,732	$10,265	$15,239
'24	$13,858	$10,322	$15,391
'24	$13,737	$10,061	$15,269
'24	$13,888	$10,193	$15,435
'24	$14,017	$10,208	$15,574
'24	$14,216	$10,490	$15,858
'24	$14,413	$10,738	$16,100
'24	$14,591	$10,920	$16,351
'24	$14,539	$10,554	$16,310
'24	$14,668	$10,590	$16,471
'24	$14,612	$10,363	$16,441
'25	$14,766	$10,422	$16,648
'25	$14,852	$10,571	$16,773
'25	$14,654	$10,636	$16,594
'25	$14,646	$10,949	$16,606
'25	$14,901	$10,910	$16,881
'25	$15,136	$11,117	$17,148
'25	$15,202	$10,951	$17,260
'25	$15,391	$11,110	$17,436
'25	$15,510	$11,183	$17,571
'25	$15,554	$11,155	$17,610

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.98%	3.93%	4.52%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.98%	3.93%	4.52%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-C

R-103421-2 (12/25)

DWS Global High Income Fund

Class R6: SGHRX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.70%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 8.16% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$15,966
$15,923
$10,564
11/1/16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class R6	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
11/1/16	$9,995	$9,603	$9,959
12/31/16	$10,141	$9,559	$10,156
1/31/17	$10,274	$9,666	$10,289
2/28/17	$10,424	$9,712	$10,441
3/31/17	$10,405	$9,727	$10,425
4/30/17	$10,524	$9,837	$10,543
5/31/17	$10,613	$9,989	$10,639
6/30/17	$10,627	$9,980	$10,648
7/31/17	$10,781	$10,148	$10,769
8/31/17	$10,795	$10,248	$10,773
9/30/17	$10,886	$10,156	$10,866
10/31/17	$10,914	$10,118	$10,924
11/30/17	$10,913	$10,230	$10,889
12/31/17	$10,927	$10,265	$10,920
1/31/18	$10,990	$10,388	$10,989
2/28/18	$10,877	$10,296	$10,896
3/31/18	$10,794	$10,405	$10,842
4/30/18	$10,872	$10,238	$10,919
5/31/18	$10,871	$10,161	$10,905
6/30/18	$10,887	$10,116	$10,930
7/31/18	$11,000	$10,099	$11,063
8/31/18	$11,114	$10,109	$11,134
9/30/18	$11,178	$10,022	$11,194
10/31/18	$10,979	$9,910	$11,027
11/30/18	$10,895	$9,941	$10,905
12/31/18	$10,665	$10,142	$10,704
1/31/19	$11,189	$10,297	$11,146
2/28/19	$11,390	$10,237	$11,344
3/31/19	$11,506	$10,366	$11,461
4/30/19	$11,640	$10,335	$11,625
5/31/19	$11,499	$10,475	$11,479
6/30/19	$11,842	$10,707	$11,760
7/31/19	$11,908	$10,677	$11,816
8/31/19	$12,010	$10,894	$11,868
9/30/19	$12,076	$10,784	$11,900
10/31/19	$12,125	$10,855	$11,915
11/30/19	$12,174	$10,773	$11,965
12/31/19	$12,348	$10,836	$12,204
1/31/20	$12,326	$10,974	$12,202
2/29/20	$12,105	$11,048	$12,006
3/31/20	$10,895	$10,801	$10,563
4/30/20	$11,342	$11,013	$11,034
5/31/20	$11,808	$11,061	$11,496
6/30/20	$11,803	$11,159	$11,622
7/31/20	$12,401	$11,515	$12,102
8/31/20	$12,488	$11,497	$12,235
9/30/20	$12,353	$11,456	$12,122
10/31/20	$12,440	$11,467	$12,171
11/30/20	$12,861	$11,676	$12,670
12/31/20	$13,042	$11,832	$12,882
1/31/21	$13,036	$11,728	$12,940
2/28/21	$13,051	$11,526	$12,994
3/31/21	$13,100	$11,305	$13,029
4/30/21	$13,226	$11,447	$13,161
5/31/21	$13,239	$11,555	$13,196
6/30/21	$13,405	$11,453	$13,355
7/31/21	$13,417	$11,605	$13,404
8/31/21	$13,485	$11,557	$13,474
9/30/21	$13,476	$11,352	$13,474
10/31/21	$13,429	$11,324	$13,436
11/30/21	$13,304	$11,291	$13,315
12/31/21	$13,569	$11,275	$13,539
1/31/22	$13,245	$11,044	$13,213
2/28/22	$13,139	$10,913	$13,038
3/31/22	$13,051	$10,581	$12,954
4/30/22	$12,604	$10,001	$12,516
5/31/22	$12,597	$10,028	$12,499
6/30/22	$11,703	$9,707	$11,651
7/31/22	$12,361	$9,913	$12,343
8/31/22	$12,089	$9,522	$12,079
9/30/22	$11,632	$9,033	$11,595
10/31/22	$11,973	$8,970	$11,902
11/30/22	$12,297	$9,393	$12,184
12/31/22	$12,196	$9,443	$12,091
1/31/23	$12,658	$9,753	$12,545
2/28/23	$12,485	$9,429	$12,429
3/31/23	$12,677	$9,727	$12,545
4/30/23	$12,763	$9,770	$12,649
5/31/23	$12,652	$9,579	$12,587
6/30/23	$12,827	$9,579	$12,757
7/31/23	$13,024	$9,645	$12,928
8/31/23	$13,048	$9,513	$12,969
9/30/23	$12,918	$9,235	$12,866
10/31/23	$12,720	$9,125	$12,738
11/30/23	$13,281	$9,585	$13,271
12/31/23	$13,756	$9,983	$13,736
1/31/24	$13,780	$9,845	$13,766
2/29/24	$13,805	$9,722	$13,816
3/31/24	$13,944	$9,775	$13,954
4/30/24	$13,833	$9,528	$13,843
5/31/24	$13,999	$9,653	$13,994
6/30/24	$14,142	$9,667	$14,120
7/31/24	$14,357	$9,934	$14,378
8/31/24	$14,569	$10,169	$14,597
9/30/24	$14,763	$10,342	$14,824
10/31/24	$14,721	$9,996	$14,788
11/30/24	$14,866	$10,030	$14,933
12/31/24	$14,823	$9,814	$14,906
1/31/25	$14,993	$9,870	$15,094
2/28/25	$15,094	$10,011	$15,207
3/31/25	$14,905	$10,073	$15,045
4/30/25	$14,909	$10,369	$15,055
5/31/25	$15,185	$10,332	$15,305
6/30/25	$15,439	$10,528	$15,547
7/31/25	$15,521	$10,371	$15,649
8/31/25	$15,730	$10,522	$15,808
9/30/25	$15,865	$10,591	$15,931
10/31/25	$15,923	$10,564	$15,966

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	8.16%	5.06%	5.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.61%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.34%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-R6

R-103421-2 (12/25)

DWS Global High Income Fund

Class S: SGHSX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$86	0.83%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.18% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$20,000
$15,000
$10,000
$5,000
$0
$17,610
$17,097
$11,155
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$10,000	$10,000	$10,000
'15	$9,905	$9,834	$9,819
'15	$9,710	$9,887	$9,578
'16	$9,627	$9,972	$9,436
'16	$9,666	$10,194	$9,473
'16	$9,941	$10,470	$9,899
'16	$10,267	$10,609	$10,271
'16	$10,315	$10,467	$10,336
'16	$10,330	$10,773	$10,432
'16	$10,598	$10,854	$10,696
'16	$10,835	$10,801	$10,932
'16	$10,848	$10,860	$10,984
'16	$10,878	$10,559	$11,030
'16	$10,809	$10,140	$10,984
'16	$10,983	$10,093	$11,202
'17	$11,127	$10,207	$11,348
'17	$11,288	$10,255	$11,516
'17	$11,269	$10,271	$11,499
'17	$11,396	$10,387	$11,628
'17	$11,493	$10,547	$11,734
'17	$11,508	$10,538	$11,745
'17	$11,672	$10,715	$11,878
'17	$11,703	$10,821	$11,882
'17	$11,783	$10,724	$11,985
'17	$11,813	$10,683	$12,049
'17	$11,810	$10,802	$12,011
'17	$11,825	$10,839	$12,044
'18	$11,892	$10,968	$12,121
'18	$11,770	$10,871	$12,018
'18	$11,680	$10,987	$11,958
'18	$11,764	$10,811	$12,043
'18	$11,763	$10,729	$12,028
'18	$11,779	$10,681	$12,055
'18	$11,917	$10,663	$12,202
'18	$12,021	$10,675	$12,280
'18	$12,090	$10,583	$12,346
'18	$11,875	$10,464	$12,163
'18	$11,784	$10,497	$12,028
'18	$11,540	$10,709	$11,806
'19	$12,119	$10,872	$12,293
'19	$12,316	$10,810	$12,512
'19	$12,440	$10,945	$12,641
'19	$12,583	$10,913	$12,822
'19	$12,432	$11,060	$12,661
'19	$12,799	$11,306	$12,970
'19	$12,887	$11,274	$13,033
'19	$12,996	$11,504	$13,090
'19	$13,047	$11,386	$13,125
'19	$13,098	$11,462	$13,142
'19	$13,149	$11,375	$13,197
'19	$13,354	$11,442	$13,461
'20	$13,310	$11,588	$13,459
'20	$13,093	$11,666	$13,242
'20	$11,777	$11,404	$11,651
'20	$12,255	$11,628	$12,170
'20	$12,753	$11,679	$12,679
'20	$12,747	$11,783	$12,819
'20	$13,406	$12,159	$13,349
'20	$13,478	$12,140	$13,495
'20	$13,333	$12,097	$13,370
'20	$13,446	$12,108	$13,424
'20	$13,895	$12,328	$13,975
'20	$14,068	$12,494	$14,209
'21	$14,061	$12,384	$14,273
'21	$14,097	$12,171	$14,332
'21	$14,128	$11,937	$14,371
'21	$14,263	$12,087	$14,517
'21	$14,296	$12,201	$14,555
'21	$14,452	$12,093	$14,730
'21	$14,485	$12,254	$14,784
'21	$14,559	$12,203	$14,861
'21	$14,528	$11,986	$14,861
'21	$14,498	$11,957	$14,820
'21	$14,343	$11,922	$14,687
'21	$14,625	$11,906	$14,933
'22	$14,278	$11,662	$14,573
'22	$14,164	$11,523	$14,381
'22	$14,070	$11,172	$14,288
'22	$13,592	$10,560	$13,805
'22	$13,583	$10,589	$13,787
'22	$12,607	$10,249	$12,851
'22	$13,330	$10,467	$13,614
'22	$13,017	$10,054	$13,323
'22	$12,529	$9,538	$12,789
'22	$12,914	$9,472	$13,127
'22	$13,238	$9,918	$13,439
'22	$13,128	$9,971	$13,336
'23	$13,644	$10,299	$13,837
'23	$13,459	$9,956	$13,708
'23	$13,664	$10,271	$13,837
'23	$13,731	$10,316	$13,951
'23	$13,613	$10,115	$13,883
'23	$13,822	$10,114	$14,071
'23	$14,009	$10,184	$14,260
'23	$14,057	$10,045	$14,304
'23	$13,917	$9,751	$14,190
'23	$13,706	$9,635	$14,049
'23	$14,304	$10,121	$14,638
'23	$14,810	$10,541	$15,150
'24	$14,811	$10,396	$15,183
'24	$14,861	$10,265	$15,239
'24	$14,984	$10,322	$15,391
'24	$14,889	$10,061	$15,269
'24	$15,065	$10,193	$15,435
'24	$15,216	$10,208	$15,574
'24	$15,444	$10,490	$15,858
'24	$15,668	$10,738	$16,100
'24	$15,874	$10,920	$16,351
'24	$15,803	$10,554	$16,310
'24	$15,982	$10,590	$16,471
'24	$15,934	$10,363	$16,441
'25	$16,115	$10,422	$16,648
'25	$16,221	$10,571	$16,773
'25	$16,018	$10,636	$16,594
'25	$16,022	$10,949	$16,606
'25	$16,315	$10,910	$16,881
'25	$16,585	$11,117	$17,148
'25	$16,671	$10,951	$17,260
'25	$16,892	$11,110	$17,436
'25	$17,035	$11,183	$17,571
'25	$17,097	$11,155	$17,610

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.18%	4.92%	5.51%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-S

R-103421-2 (12/25)

DWS Global High Income Fund

Institutional Class: MGHYX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 8.07% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Global Aggregate Index is a required broad-based index that represents the fund’s overall debt market.

ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index contains all securities in the ICE BofA Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%. The index is hedged 100% to the USD by selling each foreign currency forward at the one-month forward weight.

The ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg Global Aggregate Index
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
$1,775,000
$1,420,000
$1,065,000
$710,000
$355,000
$0
$1,760,959
$1,717,686
$1,115,452
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Institutional Class	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$990,508	$983,444	$981,873
'15	$970,885	$988,671	$957,849
'16	$960,959	$997,239	$943,558
'16	$966,549	$1,019,445	$947,268
'16	$994,247	$1,046,993	$989,891
'16	$1,025,663	$1,060,919	$1,027,118
'16	$1,030,472	$1,046,687	$1,033,646
'16	$1,033,702	$1,077,253	$1,043,211
'16	$1,059,181	$1,085,373	$1,069,637
'16	$1,083,076	$1,080,101	$1,093,224
'16	$1,086,043	$1,086,048	$1,098,375
'16	$1,087,523	$1,055,905	$1,102,976
'16	$1,082,324	$1,013,952	$1,098,408
'16	$1,098,287	$1,009,294	$1,120,155
'17	$1,114,447	$1,020,673	$1,134,814
'17	$1,130,780	$1,025,497	$1,151,598
'17	$1,127,165	$1,027,073	$1,149,902
'17	$1,140,087	$1,038,650	$1,162,822
'17	$1,151,535	$1,054,723	$1,173,429
'17	$1,151,360	$1,053,797	$1,174,491
'17	$1,167,921	$1,071,515	$1,187,783
'17	$1,171,086	$1,082,130	$1,188,232
'17	$1,179,139	$1,072,383	$1,198,484
'17	$1,183,868	$1,068,325	$1,204,868
'17	$1,181,934	$1,080,189	$1,201,051
'17	$1,183,473	$1,083,932	$1,204,449
'18	$1,190,218	$1,096,849	$1,212,083
'18	$1,177,884	$1,087,116	$1,201,804
'18	$1,168,869	$1,098,687	$1,195,835
'18	$1,179,064	$1,081,089	$1,204,347
'18	$1,177,183	$1,072,889	$1,202,785
'18	$1,178,827	$1,068,119	$1,205,543
'18	$1,192,862	$1,066,336	$1,220,239
'18	$1,203,336	$1,067,455	$1,228,038
'18	$1,210,293	$1,058,253	$1,234,623
'18	$1,190,442	$1,046,432	$1,216,288
'18	$1,181,289	$1,049,704	$1,202,792
'18	$1,156,648	$1,070,927	$1,180,589
'19	$1,213,299	$1,087,232	$1,229,348
'19	$1,233,193	$1,080,974	$1,251,212
'19	$1,245,744	$1,094,507	$1,264,061
'19	$1,260,167	$1,091,266	$1,282,209
'19	$1,246,776	$1,106,043	$1,266,096
'19	$1,281,979	$1,130,566	$1,297,049
'19	$1,290,902	$1,127,424	$1,303,286
'19	$1,301,891	$1,150,350	$1,308,990
'19	$1,307,122	$1,138,649	$1,312,536
'19	$1,312,303	$1,146,231	$1,314,158
'19	$1,317,584	$1,137,540	$1,319,708
'19	$1,338,305	$1,144,174	$1,346,056
'20	$1,333,893	$1,158,779	$1,345,882
'20	$1,311,970	$1,166,573	$1,324,209
'20	$1,178,920	$1,140,434	$1,165,086
'20	$1,229,217	$1,162,825	$1,216,982
'20	$1,277,663	$1,167,926	$1,267,943
'20	$1,279,020	$1,178,302	$1,281,891
'20	$1,343,750	$1,215,882	$1,334,869
'20	$1,351,065	$1,214,028	$1,349,471
'20	$1,338,386	$1,209,661	$1,336,974
'20	$1,347,776	$1,210,818	$1,342,417
'20	$1,393,255	$1,232,833	$1,397,513
'20	$1,410,788	$1,249,393	$1,420,875
'21	$1,410,105	$1,238,390	$1,427,279
'21	$1,413,681	$1,217,073	$1,433,187
'21	$1,416,859	$1,193,660	$1,437,108
'21	$1,430,495	$1,208,740	$1,451,666
'21	$1,433,839	$1,220,092	$1,455,530
'21	$1,449,649	$1,209,328	$1,472,997
'21	$1,453,037	$1,225,424	$1,478,426
'21	$1,458,407	$1,220,328	$1,486,137
'21	$1,457,431	$1,198,644	$1,486,127
'21	$1,454,353	$1,195,747	$1,481,975
'21	$1,438,706	$1,192,249	$1,468,657
'21	$1,467,275	$1,190,585	$1,493,286
'22	$1,434,310	$1,166,186	$1,457,337
'22	$1,420,616	$1,152,325	$1,438,067
'22	$1,411,139	$1,117,234	$1,428,837
'22	$1,364,897	$1,056,023	$1,380,488
'22	$1,361,888	$1,058,906	$1,378,651
'22	$1,265,228	$1,024,928	$1,285,076
'22	$1,338,437	$1,046,717	$1,361,432
'22	$1,306,767	$1,005,412	$1,332,326
'22	$1,257,360	$953,754	$1,278,893
'22	$1,296,374	$947,195	$1,312,735
'22	$1,329,164	$991,771	$1,343,879
'22	$1,318,045	$997,134	$1,333,634
'23	$1,370,231	$1,029,869	$1,383,716
'23	$1,351,540	$995,632	$1,370,844
'23	$1,369,928	$1,027,115	$1,383,696
'23	$1,379,092	$1,031,647	$1,395,107
'23	$1,367,111	$1,011,481	$1,388,277
'23	$1,388,244	$1,011,402	$1,407,078
'23	$1,407,186	$1,018,406	$1,425,969
'23	$1,409,666	$1,004,474	$1,430,416
'23	$1,395,549	$975,130	$1,419,038
'23	$1,376,560	$963,474	$1,404,946
'23	$1,434,743	$1,012,058	$1,463,799
'23	$1,488,351	$1,054,121	$1,515,044
'24	$1,488,459	$1,039,576	$1,518,342
'24	$1,491,086	$1,026,511	$1,523,888
'24	$1,506,048	$1,032,162	$1,539,137
'24	$1,496,475	$1,006,114	$1,526,881
'24	$1,514,329	$1,019,300	$1,543,537
'24	$1,527,146	$1,020,763	$1,557,395
'24	$1,552,779	$1,048,950	$1,585,811
'24	$1,573,095	$1,073,768	$1,610,011
'24	$1,593,931	$1,092,042	$1,635,052
'24	$1,589,390	$1,055,437	$1,631,040
'24	$1,604,903	$1,059,035	$1,647,083
'24	$1,600,068	$1,036,315	$1,644,104
'25	$1,620,964	$1,042,213	$1,664,775
'25	$1,629,109	$1,057,117	$1,677,286
'25	$1,608,494	$1,063,630	$1,659,370
'25	$1,611,500	$1,094,887	$1,660,550
'25	$1,638,393	$1,090,998	$1,688,121
'25	$1,668,309	$1,111,672	$1,714,818
'25	$1,677,038	$1,095,114	$1,726,045
'25	$1,696,763	$1,111,033	$1,743,593
'25	$1,711,351	$1,118,291	$1,757,132
'25	$1,717,686	$1,115,452	$1,760,959

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	8.07%	4.97%	5.56%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGHIF-TSRA-I

R-103421-2 (12/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS global high income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$101,431	$0	$5,969	$0
2024	$101,431	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$813,563	$0
2024	$0	$560,206	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$5,969	$813,563	$0	$819,532
2024	$5,969	$560,206	$0	$566,175

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025
Annual Financial Statements and Other Information
DWS Global High Income Fund

Contents
3	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
44	Tax Information
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global High Income Fund

Investment Portfolioas of October 31, 2025

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.1%
Communication Services 20.2%
Altice Financing SA, 144A, 5.75%, 8/15/2029		315,000	229,169
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	770,100	849,930
144A, 6.5%, 10/15/2031		734,675	700,733
144A, 6.875%, 10/15/2030		997,279	975,306
144A, 9.5%, 11/1/2029 (b)		365,797	372,700
AMC Networks, Inc., 144A, 10.5%, 7/15/2032 (b)		725,000	762,138
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028		555,000	540,732
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	721,809
144A, 4.5%, 6/1/2033		1,380,000	1,196,455
144A, 4.75%, 3/1/2030		650,000	618,062
144A, 5.0%, 2/1/2028		1,600,000	1,583,942
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028 (b)		485,000	481,328
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027		1,015,000	1,011,760
CommScope LLC, 144A, 4.75%, 9/1/2029		370,000	368,847
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		715,000	712,281
Connect Finco SARL, 144A, 9.0%, 9/15/2029		730,000	773,007
CSC Holdings LLC, 144A, 4.125%, 12/1/2030 (b)		3,180,000	1,956,053
DirecTV Financing LLC, 144A, 8.875%, 2/1/2030		1,469,000	1,460,345
Discovery Communications LLC, 4.125%, 5/15/2029		1,315,000	1,272,078
DISH DBS Corp.:
144A, 5.75%, 12/1/2028 (b)		1,345,000	1,292,367
7.375%, 7/1/2028		270,000	252,293
DISH Network Corp., 144A, 11.75%, 11/15/2027		2,315,000	2,437,193
EchoStar Corp.:
6.75%, 11/30/2030, PIK		1,130,466	1,166,539
10.75%, 11/30/2029		915,000	1,007,300
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,827,479
Gray Media, Inc., 144A, 7.25%, 8/15/2033		383,000	374,983
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		185,000	175,076
Iliad Holding SAS, 144A, 7.0%, 10/15/2028		1,555,000	1,578,171
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		325,000	203,284
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		1,140,000	1,077,300
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	3

	Principal Amount ($)(a)		Value ($)
144A, 6.875%, 6/30/2033		326,000	333,918
Match Group Holdings II LLC, 144A, 3.625%, 10/1/2031		645,000	584,667
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	173,316	199,773
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		1,147,000	1,177,107
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		255,000	230,565
Snap, Inc., 144A, 6.875%, 3/1/2033		485,000	495,983
TEGNA, Inc., 4.625%, 3/15/2028		905,000	893,236
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	373,340
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,591,858
Univision Communications, Inc.:
144A, 4.5%, 5/1/2029		265,000	249,064
144A, 8.0%, 8/15/2028		1,450,000	1,492,694
144A, 9.375%, 8/1/2032		249,000	262,838
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031		973,000	991,805
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,665,127
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		260,000	237,379
Vodafone Group PLC, 7.0%, 4/4/2079		3,440,000	3,629,816
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033		592,000	603,249
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029		550,000	534,072
5.05%, 3/15/2042		890,000	714,430
Windstream Services LLC:
144A, 7.5%, 10/15/2033		903,000	901,366
144A, 8.25%, 10/1/2031		921,000	940,475
WULF Compute LLC, 144A, 7.75%, 10/15/2030		1,221,000	1,268,466
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		503,000	534,407
Ziggo BV, 144A, 4.875%, 1/15/2030		1,555,000	1,467,686
			50,351,981
Consumer Discretionary 15.9%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		855,000	839,566
144A, 4.0%, 10/15/2030		3,425,000	3,237,955
888 Acquisitions Ltd., 144A, 8.0%, 9/30/2031	EUR	750,000	808,916
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	356,896
Avis Budget Finance PLC:
REG S, 7.0%, 2/28/2029	EUR	950,000	1,116,589
REG S, 7.25%, 7/31/2030	EUR	135,000	159,178
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032		697,000	701,349
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,225,933
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,369,951
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031 (b)		1,351,000	1,300,864
Carnival Corp.:
144A, 5.75%, 8/1/2032		1,230,000	1,263,558
144A, 5.875%, 6/15/2031		3,330,000	3,434,229
Cirsa Finance International SARL, 144A, 4.875%, 10/15/2031	EUR	700,000	823,928
Crocs, Inc., 144A, 4.25%, 3/15/2029		660,000	635,418
Forvia SE:
REG S, 2.75%, 2/15/2027	EUR	279,000	320,424
REG S, 5.5%, 6/15/2031	EUR	425,000	505,319
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		1,040,000	1,001,000
K Hovnanian Enterprises, Inc., 144A, 8.0%, 4/1/2031		481,000	491,441
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		839,000	854,498
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		650,000	619,659
Marriott Ownership Resorts, Inc., 4.75%, 1/15/2028		255,000	252,261
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,305,000	1,285,138
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		450,000	420,202
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	910,000	1,126,277
NCL Corp. Ltd.:
144A, 6.25%, 9/15/2033		1,216,000	1,229,885
144A, 6.75%, 2/1/2032		1,369,000	1,406,731
Newell Brands, Inc., 144A, 8.5%, 6/1/2028		810,000	830,993
Nissan Motor Acceptance Co. LLC, 144A, 6.125%, 9/30/2030		293,000	290,470
Nissan Motor Co., Ltd.:
144A, 4.345%, 9/17/2027		800,000	783,856
144A, 4.81%, 9/17/2030		1,040,000	975,432
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		480,000	496,019
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	540,000	649,716
Punch Finance PLC:
144A, 7.875%, 12/30/2030	GBP	300,000	402,964
REG S, 7.875%, 12/30/2030	GBP	100,000	134,321
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,579,000	1,780,137
144A, 5.125%, Perpetual (b)		810,000	804,057
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	848,900
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		366,000	368,262
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,003,000	971,986
144A, 12.75%, 1/15/2030		180,000	138,600
Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	495,000	621,445
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,010,000	1,058,867
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	5

	Principal Amount ($)(a)		Value ($)
ZF Europe Finance BV, REG S, 2.0%, 2/23/2026	EUR	600,000	688,132
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		225,000	214,182
144A, 6.875%, 4/14/2028		950,000	955,843
			39,801,347
Consumer Staples 1.6%
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		475,000	433,167
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		386,000	415,363
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029		920,000	807,394
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		675,000	706,731
Opal Bidco SAS, 144A, 6.5%, 3/31/2032		550,000	566,472
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		960,000	963,230
			3,892,357
Energy 12.2%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,731,000	1,795,840
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,233,000	1,257,410
144A, 6.625%, 7/15/2033		1,475,000	1,501,369
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		1,020,000	1,071,090
Buckeye Partners LP, 144A, 6.75%, 2/1/2030		500,000	521,840
Caturus Energy LLC, 144A, 8.5%, 2/15/2030		480,000	489,284
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030		270,000	279,138
144A, 8.75%, 7/1/2031		335,000	344,398
144A, 9.625%, 6/15/2033		874,000	937,661
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033		515,000	486,409
144A, 7.625%, 4/1/2032		865,000	838,655
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		1,261,000	1,331,346
Genesis Energy LP:
8.0%, 5/15/2033		450,000	464,765
8.25%, 1/15/2029		1,155,000	1,206,740
Global Partners LP, 144A, 8.25%, 1/15/2032		660,000	689,988
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		529,000	540,118
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		300,000	303,287
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	677,967
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028		395,000	405,694
Kodiak Gas Services LLC:
144A, 6.5%, 10/1/2033		371,000	380,178
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 7.25%, 2/15/2029		550,000	571,138
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		452,000	442,536
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		618,000	596,520
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029		630,000	644,927
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	966,731
SM Energy Co., 144A, 7.0%, 8/1/2032		252,000	246,523
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		576,000	585,948
Sunoco LP:
4.5%, 4/30/2030		1,450,000	1,404,614
144A, 7.875%, Perpetual		503,000	510,796
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030		424,000	443,568
Transocean International Ltd.:
144A, 7.875%, 10/15/2032		883,000	909,357
144A, 8.75%, 2/15/2030		637,500	668,947
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)		740,000	748,865
144A, 9.0%, Perpetual		512,000	478,549
144A, 9.5%, 2/1/2029		210,000	226,015
144A, 9.875%, 2/1/2032		1,090,000	1,164,286
Venture Global Plaquemines LNG LLC:
144A, 6.75%, 1/15/2036		1,353,000	1,432,977
144A, 7.75%, 5/1/2035		1,777,000	2,005,190
Vital Energy, Inc.:
144A, 7.875%, 4/15/2032		500,000	473,179
9.75%, 10/15/2030		280,000	287,886
			30,331,729
Financials 3.5%
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	555,000	663,980
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		355,000	370,417
Burford Capital Global Finance LLC, 144A, 7.5%, 7/15/2033		272,000	268,541
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030 (b)		955,000	963,809
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,289,000	1,361,504
Freedom Mortgage Holdings LLC:
144A, 7.875%, 4/1/2033		320,000	328,705
144A, 8.375%, 4/1/2032		308,000	321,125
144A, 9.25%, 2/1/2029		115,000	120,750
goeasy Ltd., 144A, 9.25%, 12/1/2028		930,000	964,087
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		525,000	541,109
Icahn Enterprises LP, 9.75%, 1/15/2029		130,000	130,462
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
Starwood Property Trust, Inc.:
144A, (REIT), 5.25%, 10/15/2028		702,000	704,543
144A, (REIT), 6.0%, 4/15/2030		1,228,000	1,254,165
144A, (REIT), 6.5%, 10/15/2030		715,000	743,905
			8,737,102
Health Care 6.0%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,361,000	1,422,666
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027		560,000	557,553
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		315,000	245,172
144A, 11.0%, 9/30/2028		780,000	817,627
Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,546,530
REG S, 5.5%, 9/13/2054	EUR	300,000	360,013
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		740,000	709,475
144A, 4.0%, 3/15/2031		840,000	791,912
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,090,000	973,044
144A, 5.25%, 5/15/2030		530,000	496,810
144A, 6.0%, 1/15/2029		385,000	381,150
144A, 6.875%, 4/15/2029		395,000	358,119
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		470,000	445,945
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029 (b)		300,000	290,297
144A, 8.375%, 2/15/2032		1,083,000	1,169,413
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		430,000	418,826
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,575,987
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		965,000	1,015,219
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031		1,260,000	1,444,265
			15,020,023
Industrials 6.9%
Aegis Lux 1a SARL, 144A, 5.625%, 10/29/2031	EUR	430,000	501,200
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,454,593
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		400,000	369,766
Currenta Group Holdings SARL, REG S, 5.5%, 5/15/2030	EUR	500,000	585,152
Enviri Corp., 144A, 5.75%, 7/31/2027		840,000	833,584
FTAI Aviation Investors LLC, 144A, 7.0%, 5/1/2031		520,000	544,935
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,242,380
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 6.75%, 1/15/2031		1,280,000	1,339,041
Hillenbrand, Inc., 3.75%, 3/1/2031		1,545,000	1,549,182
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	840,772
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031 (b)		495,000	486,533
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	400,000	477,820
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		815,000	804,812
Seche Environnement SACA, REG S, 4.5%, 3/25/2030	EUR	400,000	471,514
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,290,375
Stena International SA, 144A, 7.25%, 1/15/2031		1,205,000	1,230,168
TransDigm, Inc., 144A, 6.375%, 5/31/2033		2,355,000	2,400,527
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		250,000	245,812
Wabash National Corp., 144A, 4.5%, 10/15/2028		595,000	524,384
			17,192,550
Information Technology 4.1%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	770,000	947,017
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		610,000	640,997
144A, 9.0%, 9/30/2029		1,850,000	1,913,529
CoreWeave, Inc.:
144A, 9.0%, 2/1/2031		601,000	602,758
144A, 9.25%, 6/1/2030		762,000	769,411
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		500,000	490,156
144A, 8.625%, 5/15/2032		365,000	368,351
McAfee Corp., 144A, 7.375%, 2/15/2030		820,000	750,661
Open Text Corp., 144A, 3.875%, 2/15/2028		1,145,000	1,112,904
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		895,000	808,319
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		520,000	505,169
Unisys Corp., 144A, 10.625%, 1/15/2031		695,000	736,785
Viasat, Inc., 144A, 6.5%, 7/15/2028		690,000	669,715
			10,315,772
Materials 11.9%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,420,000	1,500,853
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		1,634,000	1,690,955
Ardagh Metal Packaging Finance USA LLC, 144A, 4.0%, 9/1/2029		1,160,000	1,081,480
ASK Chemicals Deutschland Holding GmbH, REG S, 10.0%, 11/15/2029	EUR	375,000	404,324
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,251,938
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	464,871
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		483,000	499,787
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028		1,175,000	1,217,087
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		569,000	596,554
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		260,000	245,793
144A, 6.875%, 11/1/2029		340,000	349,147
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	433,657
144A, 5.625%, 10/15/2028		900,000	611,172
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		1,290,000	1,248,462
First Quantum Minerals Ltd.:
144A, 7.25%, 2/15/2034		1,052,000	1,092,514
144A, 8.0%, 3/1/2033		1,227,000	1,304,035
Fortescue Treasury Pty. Ltd., 144A, 4.375%, 4/1/2031		319,000	308,751
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		500,000	498,703
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,450,000	1,444,571
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		350,000	301,909
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	811,046
LABL, Inc., 144A, 9.5%, 11/1/2028		465,000	346,698
Mineral Resources Ltd., 144A, 8.0%, 11/1/2027		380,000	388,103
New Gold, Inc., 144A, 6.875%, 4/1/2032		1,340,000	1,401,304
Novelis Corp., 144A, 4.75%, 1/30/2030		1,500,000	1,449,868
Olin Corp.:
5.0%, 2/1/2030		1,285,000	1,249,668
144A, 6.625%, 4/1/2033		642,000	635,757
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		1,992,000	1,982,776
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (c)	EUR	825,000	423,167
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		690,000	682,459
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,655,000	1,652,107
Synthomer PLC, REG S, 7.375%, 5/2/2029	EUR	400,000	401,263
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,000,000	1,057,262
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	432,290
Tronox, Inc., 144A, 4.625%, 3/15/2029		575,000	353,497
			29,813,828
Real Estate 4.4%
Heimstaden Bostad AB, REG S, 2.625%, Perpetual	EUR	800,000	894,986
Iron Mountain U.K. PLC, REG S, 3.875%, 11/15/2025	GBP	1,865,000	2,449,457
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		250,000	248,835
MPT Operating Partnership LP:
4.625%, 8/1/2029		295,000	241,195
144A, 8.5%, 2/15/2032		949,000	994,251
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		1,285,000	1,248,064
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		190,000	193,853
144A, (REIT), 8.0%, 7/15/2030		771,000	781,545
Service Properties Trust, 144A, (REIT), Zero Coupon, 9/30/2028		1,295,000	1,141,576
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029		585,000	547,517
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		2,185,000	2,135,905
			10,877,184
Utilities 5.4%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		2,505,000	2,534,111
ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/2030		1,685,000	1,735,550
EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	976,108
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	1,800,000	1,990,533
144A, 9.125%, Perpetual		530,000	613,845
Enel SpA, REG S, 1.875%, Perpetual	EUR	1,600,000	1,695,511
NRG Energy, Inc., 144A, 3.625%, 2/15/2031		450,000	420,069
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	619,139
Talen Energy Supply LLC, 144A, 6.25%, 2/1/2034		480,000	492,216
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		253,062	253,062
Vistra Corp., 144A, 7.0%, Perpetual		1,260,000	1,272,489
VoltaGrid LLC, 144A, 7.375%, 11/1/2030 (d)		955,000	971,285
			13,573,918
Total Corporate Bonds (Cost $225,206,540)			229,907,791
Convertible Bonds 0.6%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $1,559,734)		1,595,000	1,563,100
Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (Cost $1,397,621)		1,380,000	1,408,139
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	11

	Principal Amount ($)(a)	Value ($)
Loan Participations and Assignments 2.5%
Senior Loans (e)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 8.905%, 10/31/2027	845,473	671,800
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.215%, 7/8/2030	260,000	257,335
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.897%, 6/30/2028	151,655	154,104
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.048%, 2/1/2029	718,580	719,927
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.429%, 4/16/2029	3,280,535	3,268,250
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.727%, 8/1/2030	1,260,896	1,261,949
Total Loan Participations and Assignments (Cost $6,404,216)		6,333,365

	Shares	Value ($)
Exchange-Traded Funds 2.5%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (b)	50,000	1,934,000
iShares Broad USD High Yield Corporate Bond ETF	16,781	630,630
State Street SPDR Portfolio High Yield Bond ETF	151,274	3,600,321
Total Exchange-Traded Funds (Cost $5,998,063)		6,164,951
Common Stocks 0.1%
Industrials
Quad Graphics, Inc.	388	2,138
Luxco Co., Ltd.* (f)	17,504	302,086
Total Common Stocks (Cost $306,441)		304,224
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)	1,219	2,904
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (g) (h) (Cost $9,506,410)	9,506,410	9,506,410
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global High Income Fund

	Shares	Value ($)
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.16% (g) (Cost $3,620,985)	3,620,985	3,620,985

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $254,239,293)	103.6	258,811,869
Other Assets and Liabilities, Net	(3.6)	(9,067,868)
Net Assets	100.0	249,744,001
A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2025 are as follows:
Value ($) at 10/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (g) (h)
2,618,062	6,888,348 (i)	—	—	—	116,164	—	9,506,410	9,506,410
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.16% (g)
13,287,462	180,179,308	189,845,785	—	—	233,796	—	3,620,985	3,620,985
15,905,524	187,067,656	189,845,785	—	—	349,960	—	13,127,395	13,127,395

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $9,205,567, which is 3.7% of net assets.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued security.
(e)
Variable or floating rate security. These securities are shown at their current rate as of
October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	13

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At October 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	511,212	USD	596,598	11/28/2025	6,416	State Street Bank and Trust δ
EUR	23,463,114	USD	27,371,872	11/28/2025	284,260	BNP Paribas
GBP	2,345,720	USD	3,099,984	11/28/2025	18,222	State Street Bank and Trust δ
Total unrealized appreciation					308,898

δ	U.S Treasury Notes with a value of $286,824 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global High Income Fund

please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$229,907,791	$—	$229,907,791
Convertible Bonds	—	1,563,100	—	1,563,100
Government & Agency Obligations	—	1,408,139	—	1,408,139
Loan Participations and Assignments	—	6,333,365	—	6,333,365
Exchange-Traded Funds	6,164,951	—	—	6,164,951
Common Stocks
Industrials	2,138	—	302,086	304,224
Warrants	—	—	2,904	2,904
Short-Term Investments (a)	13,127,395	—	—	13,127,395
Derivatives (b)
Forward Foreign Currency Contracts	—	308,898	—	308,898
Total	$19,294,484	$239,521,293	$304,990	$259,120,767

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	15

Statement of Assets and Liabilities
as of October 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $241,111,898) — including $9,205,567 of securities loaned	$245,684,474
Investment in DWS Government & Agency Securities Portfolio (cost $9,506,410)*	9,506,410
Investment in DWS Central Cash Management Government Fund (cost $3,620,985)	3,620,985
Foreign currency, at value (cost $461,522)	461,509
Receivable for investments sold	425,747
Receivable for investments sold — when-issued securities	323,203
Receivable for Fund shares sold	53,707
Interest receivable	3,663,250
Affiliated securities lending income receivable	6,667
Unrealized appreciation on forward foreign currency contracts	308,898
Foreign taxes recoverable	7,207
Other assets	28,930
Total assets	264,090,987
Liabilities
Payable upon return of securities loaned	9,506,410
Payable for investments purchased	2,614,707
Payable for investments purchased — when-issued securities	1,277,000
Payable for Fund shares redeemed	434,294
Distributions payable	167,909
Accrued management fee	81,246
Accrued Trustees' fees	3,303
Other accrued expenses and payables	262,117
Total liabilities	14,346,986
Net assets, at value	$249,744,001
Net Assets Consist of
Distributable earnings (loss)	(34,967,224)
Paid-in capital	284,711,225
Net assets, at value	$249,744,001
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global High Income Fund

Statement of Assets and Liabilities as of October 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($25,953,055 ÷ 4,107,341 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.32
Maximum offering price per share (100 ÷ 95.50 of $6.32)	$6.62
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,765,174 ÷ 592,708 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.35
Class R6
Net Asset Value, offering and redemption price per share ($2,693,294 ÷ 427,413 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.30
Class S
Net Asset Value, offering and redemption price per share ($125,877,745 ÷ 19,786,487 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.36
Institutional Class
Net Asset Value, offering and redemption price per share ($91,454,733 ÷ 14,505,712 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.30
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	17

Statement of Operations
for the year ended October 31, 2025

Investment Income
Income:
Interest	$18,026,503
Dividends	427,125
Income distributions — DWS Central Cash Management Government Fund	233,796
Affiliated securities lending income	116,164
Total income	18,803,588
Expenses:
Management fee	1,090,546
Administration fee	264,457
Services to shareholders	379,975
Distribution and service fees	111,949
Custodian fee	21,042
Professional fees	128,208
Reports to shareholders	37,022
Registration fees	124,626
Trustees' fees and expenses	9,615
Proxy fees	133,624
Other	25,625
Total expenses before expense reductions	2,326,689
Expense reductions	(3,572)
Total expenses after expense reductions	2,323,117
Net investment income	16,480,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	409,083
Swap contracts	18,622
Forward foreign currency contracts	(1,161,746)
Foreign currency	63,638
Payments by affiliates (see Note H)	552
(669,851)
Change in net unrealized appreciation (depreciation) on:
Investments	4,284,976
Forward foreign currency contracts	657,595
Foreign currency	3,309
4,945,880
Net gain (loss)	4,276,029
Net increase (decrease) in net assets resulting from operations	$20,756,500
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global High Income Fund

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$16,480,471	$19,237,268
Net realized gain (loss)	(669,851)	(7,278,049)
Change in net unrealized appreciation (depreciation)	4,945,880	33,480,852
Net increase (decrease) in net assets resulting from operations	20,756,500	45,440,071
Distributions to shareholders:
Class A	(1,621,500)	(1,720,929)
Class C	(221,853)	(299,163)
Class R6	(159,181)	(117,392)
Class S	(7,682,213)	(7,892,257)
Institutional Class	(6,791,039)	(8,079,845)
Return of capital distributions to shareholders:
Class A	(19,951)	(121,682)
Class C	(2,730)	(21,153)
Class R6	(1,959)	(8,301)
Class S	(94,523)	(558,041)
Institutional Class	(83,558)	(571,306)
Total distributions	(16,678,507)	(19,390,069)
Fund share transactions:
Proceeds from shares sold	104,857,630	165,387,365
Reinvestment of distributions	15,030,290	16,959,869
Payments for shares redeemed	(176,538,867)	(210,027,038)
Net increase (decrease) in net assets from Fund share transactions	(56,650,947)	(27,679,804)
Increase (decrease) in net assets	(52,572,954)	(1,629,802)
Net assets at beginning of period	302,316,955	303,946,757
Net assets at end of period	$249,744,001	$302,316,955

The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	19

Financial Highlights
DWS Global High Income Fund — Class A
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.21	$5.72	$5.85	$6.92	$6.71
Income (loss) from investment operations:
Net investment income[a]	.36	.36	.33	.29	.29
Net realized and unrealized gain (loss)	.12	.49	(.01 )	(1.04)	.22
Total from investment operations	.48	.85	.32	(.75 )	.51
Less distributions from:
Net investment income	(.37 )	(.34 )	(.33 )	(.29 )	(.30 )
Net realized gains	—	—	(.12 )	(.03 )	—
Return of capital	(.00 )*	(.02 )	—	—	—
Total distributions	(.37 )	(.36 )	(.45 )	(.32 )	(.30 )
Net asset value, end of period	$6.32	$6.21	$5.72	$5.85	$6.92
Total Return (%)[b,c]	7.93	15.12	5.65	(11.06)	7.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	31	27	28	35
Ratio of expenses before expense reductions (%)	1.06	.97	.97	.94	.92
Ratio of expenses after expense reductions (%)	1.06	.94	.85	.85	.85
Ratio of net investment income (%)	5.83	5.85	5.69	4.55	4.15
Portfolio turnover rate (%)	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global High Income Fund

DWS Global High Income Fund — Class C
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.25	$5.75	$5.87	$6.95	$6.74
Income (loss) from investment operations:
Net investment income[a]	.32	.31	.29	.24	.24
Net realized and unrealized gain (loss)	.10	.51	(.00 )*	(1.04)	.22
Total from investment operations	.42	.82	.29	(.80 )	.46
Less distributions from:
Net investment income	(.32 )	(.30 )	(.29 )	(.25 )	(.25 )
Net realized gains	—	—	(.12 )	(.03 )	—
Return of capital	(.00 )*	(.02 )	—	—	—
Total distributions	(.32 )	(.32 )	(.41 )	(.28 )	(.25 )
Net asset value, end of period	$6.35	$6.25	$5.75	$5.87	$6.95
Total Return (%)[b]	6.98	14.47 [c]	5.13 [c]	(11.79)[c]	6.81 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	5	7	13	19
Ratio of expenses before expense reductions (%)	1.80	1.70	1.70	1.67	1.67
Ratio of expenses after expense reductions (%)	1.80	1.67	1.60	1.60	1.60
Ratio of net investment income (%)	5.10	5.14	4.93	3.78	3.41
Portfolio turnover rate (%)	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	21

DWS Global High Income Fund — Class R6
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.20	$5.70	$5.82	$6.89	$6.68
Income (loss) from investment operations:
Net investment income[a]	.38	.38	.35	.31	.31
Net realized and unrealized gain (loss)	.11	.50	(.00 )*	(1.04)	.22
Total from investment operations	.49	.88	.35	(.73 )	.53
Less distributions from:
Net investment income	(.39 )	(.35 )	(.35 )	(.31 )	(.32 )
Net realized gains	—	—	(.12 )	(.03 )	—
Return of capital	(.00 )*	(.03 )	—	—	—
Total distributions	(.39 )	(.38 )	(.47 )	(.34 )	(.32 )
Net asset value, end of period	$6.30	$6.20	$5.70	$5.82	$6.89
Total Return (%)	8.16	15.73 [b]	6.24 [b]	(10.84)[b]	7.95 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	1	1	2
Ratio of expenses before expense reductions (%)	.70	.62	.63	.58	.60
Ratio of expenses after expense reductions (%)	.70	.61	.55	.55	.55
Ratio of net investment income (%)	6.20	6.19	6.01	4.85	4.48
Portfolio turnover rate (%)	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global High Income Fund

DWS Global High Income Fund — Class S
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.25	$5.76	$5.88	$6.96	$6.75
Income (loss) from investment operations:
Net investment income[a]	.38	.37	.35	.30	.30
Net realized and unrealized gain (loss)	.12	.50	.00 *	(1.04)	.22
Total from investment operations	.50	.87	.35	(.74 )	.52
Less distributions from:
Net investment income	(.39 )	(.35 )	(.35 )	(.31 )	(.31 )
Net realized gains	—	—	(.12 )	(.03 )	—
Return of capital	(.00 )*	(.03 )	—	—	—
Total distributions	(.39 )	(.38 )	(.47 )	(.34 )	(.31 )
Net asset value, end of period	$6.36	$6.25	$5.76	$5.88	$6.96
Total Return (%)[b]	8.18	15.30	6.13	(10.92)	7.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126	128	135	147	210
Ratio of expenses before expense reductions (%)	.83	.77	.76	.74	.74
Ratio of expenses after expense reductions (%)	.83	.74	.65	.65	.65
Ratio of net investment income (%)	6.07	6.06	5.90	4.73	4.35
Portfolio turnover rate (%)	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Global High Income Fund	|	23

DWS Global High Income Fund — Institutional Class
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.20	$5.71	$5.83	$6.90	$6.69
Income (loss) from investment operations:
Net investment income[a]	.38	.37	.35	.30	.30
Net realized and unrealized gain (loss)	.10	.50	.00 *	(1.03)	.22
Total from investment operations	.48	.87	.35	(.73 )	.52
Less distributions from:
Net investment income	(.38 )	(.35 )	(.35 )	(.31 )	(.31 )
Net realized gains	—	—	(.12 )	(.03 )	—
Return of capital	(.00 )*	(.03 )	—	—	—
Total distributions	(.38 )	(.38 )	(.47 )	(.34 )	(.31 )
Net asset value, end of period	$6.30	$6.20	$5.71	$5.83	$6.90
Total Return (%)	8.07	15.46 [b]	6.19 [b]	(10.86)[b]	7.91 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	91	136	133	183	379
Ratio of expenses before expense reductions (%)	.79	.69	.70	.67	.67
Ratio of expenses after expense reductions (%)	.79	.67	.60	.60	.60
Ratio of net investment income (%)	6.10	6.13	5.94	4.75	4.40
Portfolio turnover rate (%)	148	117	49	25	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global High Income Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Global High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Global High Income Fund	|	25

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

26	|	DWS Global High Income Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

DWS Global High Income Fund	|	27

with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the

28	|	DWS Global High Income Fund

next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of October 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of October 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$6,086,010	$—	$—	$—	$6,086,010
Convertible Bonds	1,449,350	—	—	—	1,449,350
Exchange Traded Funds	1,971,050	—	—	—	1,971,050
Total Borrowings	$9,506,410	$—	$—	$—	$9,506,410
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$9,506,410
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are

DWS Global High Income Fund	|	29

fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2025, the Fund had net tax basis capital loss carryforwards of $38,854,795, including short-term losses ($6,071,557) and long-term losses ($32,783,238), which may be applied against realized net taxable capital gains indefinitely.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain

30	|	DWS Global High Income Fund

(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(38,854,795)
Net unrealized appreciation (depreciation) on investments	$4,079,772
At October 31, 2025, the aggregate cost of investments for federal income tax purposes was $254,732,097. The net unrealized appreciation for all investments based on tax cost was $4,079,772. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $8,165,355 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,085,583.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2025	2024
Distributions from ordinary income*	$16,475,786	$18,109,586
Return of capital distributions	$202,721	$1,280,483

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from

DWS Global High Income Fund	|	31

investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the

32	|	DWS Global High Income Fund

counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the year ended October 31, 2025, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
There were no open credit default swap contracts as of October 31, 2025. For the year ended October 31, 2025, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $1,410,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended October 31, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund

DWS Global High Income Fund	|	33

gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of October 31, 2025, is included in the table following the Fund’s Investment Portfolio. For the year ended October 31, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $31,068,000 to $66,655,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,735,000.
The following table summarizes the value of the Fund’s derivative instruments held as of October 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$308,898
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended October 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$18,622	$18,622
Foreign Exchange Contracts (b)	(1,161,746)	—	(1,161,746)
	$(1,161,746)	$18,622	$(1,143,124)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from swap contracts
(b)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$657,595
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

34	|	DWS Global High Income Fund

As of October 31, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
BNP Paribas	$284,260	$—	$—	$—	$284,260
State Street Bank and Trust	24,638	—	(24,638)	—	—
	$308,898	$—	$(24,638)	$—	$284,260

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the year ended October 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$392,173,354	$442,200,724
U.S. Treasury Obligations	$3,938,753	$2,510,903
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

DWS Global High Income Fund	|	35

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.
For the period from November 1, 2024 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.78%
Institutional Class	.78%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.99%
Class C	1.74%
Class R6	.74%
Class S	.74%
Institutional Class	.74%
For the year ended October 31, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$270
Class S	3,302
$3,572
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

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provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2025, the Administration Fee was $264,457, of which $20,568 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
Class A	$5,809	$966
Class C	397	67
Class R6	457	82
Class S	42,918	7,087
Institutional Class	946	157
	$50,527	$8,359
In addition, for the year ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$32,032
Class C	4,742
Class S	144,660
Institutional Class	127,603
$309,037
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS Global High Income Fund	|	37

with various firms at various rates for sales of Class C shares. For the year ended October 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2025
Class C	$32,600	$2,414
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annual Rate
Class A	$68,488	$11,350.25%
Class C	10,861	1,554.25%
	$79,349	$12,904
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2025 aggregated $1,436.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2025, the CDSC for Class C shares aggregated $35. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2025, DDI received $159 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,223, of which $279 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance

38	|	DWS Global High Income Fund

with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.

DWS Global High Income Fund	|	39

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,214,249	$56,923,692	9,435,036	$57,645,272
Class C	27,905	175,140	93,653	573,031
Class R6	105,425	654,656	196,289	1,190,884
Class S	2,502,312	15,710,083	5,939,123	36,529,586
Institutional Class	5,056,115	31,394,059	11,418,983	69,448,592
		$104,857,630		$165,387,365
Shares issued to shareholders in reinvestment of distributions
Class A	238,564	$1,486,473	268,265	$1,639,212
Class C	35,299	221,126	51,628	316,618
Class R6	21,089	131,140	17,029	103,909
Class S	1,065,067	6,685,231	1,195,938	7,350,215
Institutional Class	1,046,490	6,506,320	1,238,400	7,549,915
		$15,030,290		$16,959,869
Shares redeemed
Class A	(10,260,397)	$(63,462,084)	(9,497,266)	$(58,232,399)
Class C	(305,513)	(1,904,390)	(594,366)	(3,621,418)
Class R6	(111,257)	(689,008)	(44,171)	(267,675)
Class S	(4,229,611)	(26,526,452)	(10,191,700)	(62,730,125)
Institutional Class	(13,557,747)	(83,956,933)	(13,992,895)	(85,175,421)
		$(176,538,867)		$(210,027,038)
Net increase (decrease)
Class A	(807,584)	$(5,051,919)	206,035	$1,052,085
Class C	(242,309)	(1,508,124)	(449,085)	(2,731,769)
Class R6	15,257	96,788	169,147	1,027,118
Class S	(662,232)	(4,131,138)	(3,056,639)	(18,850,324)
Institutional Class	(7,455,142)	(46,056,554)	(1,335,512)	(8,176,914)
		$(56,650,947)		$(27,679,804)

40	|	DWS Global High Income Fund

H.
Payments by Affiliates
During the year ended October 31, 2025, the Advisor agreed to reimburse the Fund $552 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DWS Global High Income Fund	|	41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS Global High Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Global High Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

42	|	DWS Global High Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2025

DWS Global High Income Fund	|	43

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

44	|	DWS Global High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Global High Income Fund	|	45

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

46	|	DWS Global High Income Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages both an institutional account and a DWS Europe Fund comparable to the Fund. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

DWS Global High Income Fund	|	47

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGHIF-BFE2025

48	|	DWS Global High Income Fund

DGHIF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2025